Fair values - Fair value measurement (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Non-current derivative financial assets	$ 111	$ 0
Long -term borrowings	34,250	37,000
Financial assets at fair value, class [member]
Disclosure of fair value measurement of assets [line items]
Non-current derivative financial assets	111
Financial liabilities at fair value, class [member]
Disclosure of fair value measurement of assets [line items]
Non-current derivative financial liabilities	176
Financial liabilities, at fair value	176
At fair value [member]
Disclosure of fair value measurement of assets [line items]
Long -term borrowings	34,430	37,961
At fair value [member] | Financial assets at fair value, class [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Non-current derivative financial assets	111
At fair value [member] | Financial liabilities at fair value, class [member]
Disclosure of fair value measurement of assets [line items]
Non-current derivative financial liabilities	176
At fair value [member] | Financial liabilities at fair value, class [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Non-current derivative financial liabilities	176
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of assets [line items]
Long -term borrowings	34,250	37,000
Financial liabilities	34,250	37,000
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Long -term borrowings	34,430	$ 37,961
Financial assets at fair value, class [member] | At fair value [member]
Disclosure of fair value measurement of assets [line items]
Non-current derivative financial assets	$ 111